SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS1
SHORT-TERM INVESTMENTS
9.	SHORT-TERM INVESTMENTS

Short-term investments comprise of marketable securities which are classified as trading and available-for-sale, and derivative financial instruments that are regarded as assets.

Trading securities

During the years ended December 31, 2016 and 2017, the Company purchased and sold serveral trading securities and recorded $577 of gain and $100 of loss in the consolidated statements of operations. As of December 31, 2017, the Company did not hold any trading securities.

Available-for-sale securities

During the year ended December 31, 2015, the Company sold all short-term available-for-sale securities with initial costs of $ 59,136 for total proceeds of $62,704 and recorded $3,568 of realized gain in the consolidated statements of operations. For the purpose of determing gross realized gains or losses, the initial cost of securities sold was based on specific identification. During the years ended December 31, 2016 and 2017, the Company did not make any investments in short-term availabale-for-sale securities.

Derivative financial instruments

The Company used derivative financial instruments in the forms of interest rate swap contracts, interest rate swaption contracts and a series of equity contracts and included these derivative instruments in its trading portfolio.

Such derivative instruments were not designated or qualified as hedging instruments, and accordingly were accounted for by fair value at each period end through the statement of operations.

As of December 31, 2016 and 2017, the Company did not hold any derivative financial instruments. The Company recorded a realized loss of $100,644, mostly related to H-Share Index and FXI UP call options, during the year ended December 31, 2015. The realized gain or losses were insignificant for the years ended 2016 and 2017.